Cover	Sep. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 12, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	333-287891
Entity Registrant Name	BEACH ACQUISITION CO PARENT, LLC
Entity Central Index Key	0002066659
Entity Tax Identification Number	33-4932106
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o 3G Capital Partners L.P.
Entity Address, Address Line Two	600 Third Avenue, 37th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	893-6727
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false